INCOME TAX EXPENSE - Reconciliation of Differences Between Statutory Tax Rate and the Effective Tax Rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate 25.0%	25.00%	25.00%	25.00%	25.00%
Permanent differences	(6.70%)	(42.00%)	(17.00%)	(8.90%)
Effect of different tax rate	(0.70%)	12.40%	(0.70%)	(2.10%)
Change of valuation allowance	(17.60%)	4.80%	(7.30%)	(13.90%)
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.20%	0.00%	0.00%